Note 5 - Convertible Debt - Related Party (Q2) (Details) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 28, 2014	May 29, 2014	Sep. 25, 2013	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Nov. 13, 2014	Jun. 16, 2014	Sep. 30, 2011	Sep. 19, 2012	Jul. 25, 2012
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Convertible Debt, Noncurrent				$ 24,480,000	$ 22,414,000	$ 17,000,000
Convertible Debt				3,500,000	3,500,000
Accrued Liabilities, Current				880,000	918,000	728,000
Board of Directors Chairman [Member] | Subsequent Event [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Additional Financing, Repayment Date	Jan. 01, 2016
Additional Financing, Debt or Equity Capital Raised, Maximum	2,500,000
Additional Financing, Capital	2,500,000
Board of Directors Chairman [Member] | The 2014 Note [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Long Term Debt Maximum Amount Lender Agreed To Provide Financial Assistance		5,000,000						5,000,000
Related Party Transaction, Rate		1.91%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 1.11
Convertible Debt, Noncurrent				2,000,000			3,000,000
Board of Directors Chairman [Member] | Replacement Note [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Convertible Debt, Noncurrent									15,000,000
Board of Directors Chairman [Member] | The Original Agreement [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				1,880,620	1,880,620
Convertible Debt [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Debt Instrument, Unamortized Discount				1,020,000	1,086,000
The 2013 Note [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Related Party Transaction, Rate			1.66%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 0.89
Notes Payable, Related Parties			3,500,000
Convertible Debt				3,500,000	3,500,000
The 2013 Note [Member] | Convertible Debt [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Debt Instrument, Unamortized Discount				1,020,000	1,086,000
Debt Instrument, Convertible, Remaining Discount Amortization Period				4 years	4 years 6 months
Replacement Note [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Related Party Transaction, Rate				0.84%	0.84%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 1.20	$ 1.20
Convertible Debt, Noncurrent										20,000,000
Notes Payable, Related Parties, Additional Borrowings Increase (Decrease)											5,000,000
Due to Related Parties				20,000,000	20,000,000
Accrued Liabilities, Current				$ 376,000	$ 253,000
The Original Agreement [Member]
Note 5 - Convetible Debt - Related Party (Details) [Line Items]
Fair Value Assumptions, Exercise Price (in Dollars per share)				$ 1.86	$ 1.86